CONVERTIBLE PROMISSORY NOTES (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Convertible Notes
	June 30, 2012	December 31, 2011
Convertible promissory notes	$-	$1,015,604
Less: debt discount	-	(897,117)

Convertible promissory notes, net	$-	$118,487